Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	2 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Weight average number of shares of common stock subject to repurchase or cancellation	5,625,000
Common Class A [Member]
Temporary equity shares outstanding	146,603,620	146,603,620
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	400,000,000	400,000,000
Common stock shares issued	0	25,896,380
Common stock shares outstanding	0	25,896,380
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	80,000,000	80,000,000
Common stock shares issued	43,125,000	43,125,000
Common stock shares outstanding	43,125,000	43,125,000
Weight average number of shares of common stock subject to repurchase or cancellation	5,625,000